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AIG Senior Floating Rate Fund
AIG Senior Floating Rate Fund

SunAmerica Senior Floating Rate Fund, Inc.

AIG Senior Floating Rate Fund

(the “Fund”)

Supplement dated July 30, 2020, to the Fund’s Summary Prospectus and Prospectus,

each dated April 29, 2020, as supplemented and amended to date

Effective September 30, 2020, the following changes are made to the Fund’s Summary Prospectus and Prospectus, as applicable:

The first row of the table in the section of the Summary Prospectus entitled “Fees and Expenses of the Fund” and the first row of the table in the subsection of the Prospectus entitled “Fund Highlights — Fees and Expenses of the Fund” are deleted in their entirety and replaced with the following:

In the section of the Summary Prospectus entitled “Fees and Expenses of the Fund” and the subsection of the Prospectus entitled “Fund Highlights — Fees and Expenses of the Fund,” the first sentence of footnote 1 to the tables is deleted in its entirety and replaced with the following:

Purchases of Class A shares of $250,000 or more will be subject to a contingent deferred sales charge (“CDSC”) on redemptions made within one year of purchase.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - AIG Senior Floating Rate Fund	Class A	Class C	Class W
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.00%	none	none

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.